Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Information Related to Stock Acquisition Rights

A summary of the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares granted*	Exercise price*
			Yen
2008	From July 5, 2009 to June 22, 2017	1,449,800	3,101
2009	From July 18, 2010 to June 24, 2018	1,479,000	1,689

*	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

Summary of Information about Stock Options Activity

The following table summarizes information about the activity of these stock options for fiscal 2018:

	Number of shares*2	Weighted average exercise price*1*2	Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	Years	Millions of yen
Outstanding at beginning of the year	1,683,200	2,386
Exercised	(388,400)	1,689
Forfeited or expired	(864,200)	3,047

Outstanding at end of year	430,600	1,689	0.17	81

Exercisable at end of year	430,600	1,689	0.17	81

*1	The exercise price of the granted options was adjusted in July 2009 for the issuance of new 18 million shares.
*2	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.